Other Receivables, Net	12 Months Ended
Jun. 30, 2023
Other Receivables Net [Abstract]
Other receivables, net

Note 5 – Other receivables, net

Other receivables consisted of the following:

	June 30, 2023	June 30, 2022
Others	$332	$-
Receivables from vendors upon cancellation of concerts	13,000,000	-
Receivable from sale of equipment	-	6,819,050
Other receivables	13,000,332	6,819,050
Allowance for credit losses	(7,500,000)	-
Other receivables, net	$5,500,332	$6,819,050

For the year ended June 30, 2023, the Company recognized $7,500,000 on provision for allowance on credit losses. No provision for allowance on credit losses was recognized for the years ended June 30, 2022 and 2021.